LAND USE RIGHTS (Details) (USD $)	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Cost	$ 60,045,896	$ 58,630,950	$ 57,845,574	$ 18,776,139
Less: Accumulated amortisation	(3,666,041)	(2,897,704)	(1,338,104)
Net carrying amount	$ 56,379,855	$ 55,733,246	$ 56,507,470